Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash	$ 24,163,381	$ 29,564,975	$ 13,189,066
Restricted cash	309,366	279,093
Accounts receivable, net	780,523	783,066	276,750
Investments, short-term	1,158,046	1,155,372
Prepaid expenses	658,312	542,110	70,484
Total Current Assets	27,069,628	32,324,616	13,536,300
Property and Equipment, net	7,647,784	5,577,680	4,243,739
Other Assets:
Goodwill	19,316,256	17,214,883	4,378,664
Intangible assets, net	4,894,693	3,545,328	969,265
Investments	2,842,091	1,286,094
Investments in unconsolidated affiliates	926,987	871,918	657,528
Funds held as collateral assets	1,555,100	1,638,612
Deposit on business acquisition		2,950,000
Other	219,753	243,099
Total Other Assets	29,754,880	27,749,934	6,005,457
Total Assets	64,472,292	65,652,230	23,785,496
Current Liabilities:
Accounts payable and accrued expenses	553,890	465,898	152,672
Accounts payable, stockholder			2,721
Notes payable, stockholders	0	0	100,000
Accrued interest, stockholders			4,384
Funds held as collateral	1,555,100	1,638,612
Unearned premiums and deferred revenue	1,028,527	1,102,734	30,204
Total Current Liabilities	3,137,517	3,207,244	289,981
Long-term Liabilities:
Long-term payable for acquisition	126,500	126,500
Deferred tax liability	129,000	129,000
Total Liabilities	3,393,017	3,462,744	289,981
Stockholders' Equity:
Preferred stock, $.001 par value, 1,000,000 shares authorized, 0 shares issued and outstanding
Additional paid-in capital	66,925,766	66,925,766	25,062,544
Accumulated deficit	(5,853,388)	(4,743,177)	(1,569,802)
Total Stockholders' Equity	61,079,275	62,189,486	23,495,515
Total Liabilities and Stockholders' Equity	64,472,292	65,652,230	23,785,496
Common Class A
Stockholders' Equity:
Common stock, $.001 par value	5,841	5,841	1,717
Common Class B
Stockholders' Equity:
Common stock, $.001 par value	$ 1,056	$ 1,056	$ 1,056